Application of New and Revised International Financial Reporting Standards (“IFRS”)	12 Months Ended
Dec. 31, 2022
Disclosure of Application of New and Revised International Financial Reporting Standards (“IFRS”) [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)

For the year ended December 31, 2022 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (formerly known as “International Financial Reporting Interpretations Committee” (“IFRIC”)) of the IASB that are effective for financial year beginning on January 1, 2022 in the preparation of the consolidated financial statements throughout the year.

For the year ended December 31, 2022, the following new and revised standards, amendments or interpretations that have become effective during the reporting period.

●	IFRS Accounting Taxonomy 2021—Update 1 Disclosure of Accounting Policies and Definition of Accounting Estimates

●	IFRS Accounting Taxonomy 2021—Update 2 Technology Update

●	IFRS Accounting Taxonomy 2021—Update 3 Initial Application of IFRS 17 and IFRS 9—Comparative Information

The adoption of the above new and revised standards had no significant financial effect on these financial statements.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2022, and have not been early adopted by the Company in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Company.

●	Lease Liability in a Sale and Leaseback Amendments to IFRS 16

●	Non-current Liabilities with Covenants